RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of transactions between related parties
The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2019			2018			2017
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
FCA Group companies
Maserati	143,091	6,275	—	217,922	3,982	—	315,407	4,698	—
FCA US LLC	—	17,954	—	—	28,486	—	6	44,882	—
Magneti Marelli(2)	352	10,444	—	1,589	40,343	—	1,866	36,670	—
Other FCA Group companies	8,637	8,028	1,965	12,106	7,193	1,370	6,754	7,007	1,191
Total FCA Group companies	152,080	42,701	1,965	231,617	80,004	1,370	324,033	93,257	1,191
Exor Group companies (excluding the FCA Group)	281	368	4	311	179	—	283	492	—
Other related parties	610	13,906	31	1,707	12,651	—	2,159	13,666	—
Total transactions with related parties	152,971	56,975	2,000	233,635	92,834	1,370	326,475	107,415	1,191
Total for the Group	3,766,615	2,153,480	42,082	3,420,321	1,953,441	23,563	3,416,890	1,986,792	29,260
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses, net.

(2)	FCA completed the sale of Magneti Marelli on May 2, 2019, following which Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party.

Assets and liabilities originating from related party transactions are summarized in the table below:

	At December 31,
	2019				2018
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
FCA Group companies
Maserati	48,617	5,449	—	21,821	39,077	6,099	—	30,594
FCA US LLC	—	4,636	—	—	135	6,332	—	—
Magneti Marelli(1)	—	—	—	—	2,774	9,427	—	—
Other FCA Group companies	1,165	3,598	203	581	5,896	4,689	1,481	44
Total FCA Group companies	49,782	13,683	203	22,402	47,882	26,547	1,481	30,638
Exor Group companies (excluding the FCA Group)	350	9	237	207	377	13	—	4
Other related parties	147	2,565	1,295	1,835	208	1,999	5	—
Total transactions with related parties	50,279	16,257	1,735	24,444	48,467	28,559	1,486	30,642
Total for the Group	231,439	711,539	92,830	800,015	211,399	653,751	64,295	589,743
______________________________

(1)	FCA completed the sale of Magneti Marelli on May 2, 2019, following which Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party.

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities	The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Directors of Ferrari N.V.	10,260	17,043	17,767